February 25, 2014

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Credit Opportunities Fund, Inc. (“Registrant”)

 consisting of the following series and class:

  T. Rowe Price Credit Opportunities Fund

  T. Rowe Price Credit Opportunities Fund–Advisor Class

 File No.: 811-22939

Dear Ms. O’Neal-Johnson:

Pursuant to Section 6 of the Securities Act of 1933 and Section 8 of the Investment Company Act of 1940, we are hereby filing the Initial Registration Statement of the above-referenced investment company, including the registration of an indefinite number of shares of capital stock to be issued by the Registrant.

On February 20, 2014, a notification of registration was filed on Form N-8A for the Registrant. This filing on Form N-1A is submitted for the purpose of registering T. Rowe Price Credit Opportunities Fund, Inc. and its series and class called T. Rowe Price Credit Opportunities Fund and T. Rowe Price Credit Opportunities Fund–Advisor Class, respectively.

The filing contains two prospectuses. The first prospectus is for the T. Rowe Price Credit Opportunities Fund. Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price retail mutual funds.

The second prospectus is for the T. Rowe Price Credit Opportunities Fund–Advisor Class. Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price Advisor Class funds.

It should be noted that sections 1 and 3 of the prospectus, except for the fee table information, are substantially similar for the T. Rowe Price Credit Opportunities Fund and T. Rowe Price Credit Opportunities Fund–Advisor Class, as well as for the T. Rowe Price Institutional Credit Opportunities Fund (which was initially filed with the Commission on February 12, 2014 to be added as a new series of T. Rowe Price Institutional Income Funds, Inc.). We plan to incept each of these funds at the same time; however, the T. Rowe Price Institutional Credit Opportunities Fund registration statement was filed earlier than the registration statement for the T. Rowe Price Credit Opportunities Fund since the T. Rowe Price Institutional Credit Opportunities Fund requires a longer period before becoming effective.

The Statement of Additional Information (the “SAI”) is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds) with changes made to reflect the addition of the new fund and class.

We are seeking an effective date of April 28, 2014.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell N. Braman at 410-345-2013, or Tawanda Cottman at 410-345-4981.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire